General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018
General and Administrative Expenses [Abstract]
Audit fees	$ 40,400	$ 31,700
Chief Executive and Chief Financial Officer compensation	6,000	6,000
Other professional fees	1,392	2,862
Total	47,792	40,562
Public registration costs	$ 294,411	$ 140,761
Common shares, issued (in shares)	2,400,000		2,400,000
Common shares, outstanding (in shares)	2,400,000		2,400,000